Schedule of Investments (unaudited)
April 30, 2026
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 ClearBridge SMASh Series EM Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 1.2%
Wireless Telecommunication Services — 1.2%
Etihad Etisalat Co.	1,116,141	$19,379,332 (a)

Consumer Discretionary — 6.9%
Automobiles — 2.2%
Mahindra & Mahindra Ltd.	1,042,779	34,200,288 (a)
Broadline Retail — 1.2%
MercadoLibre Inc.	10,308	18,478,430 *
Textiles, Apparel & Luxury Goods — 3.5%
Titan Co. Ltd.	1,204,171	55,903,222 (a)

Total Consumer Discretionary		108,581,940
Consumer Staples — 3.1%
Beverages — 1.3%
Eastroc Beverage Group Co. Ltd., Class A Shares	577,555	17,243,530 (a)
Eastroc Beverage Group Co. Ltd., Class H Shares	110,699	2,857,751
Total Beverages		20,101,281
Consumer Staples Distribution & Retail — 1.8%
Raia Drogasil SA	6,700,153	29,578,203

Total Consumer Staples		49,679,484
Energy — 3.2%
Oil, Gas & Consumable Fuels — 3.2%
Reliance Industries Ltd.	3,380,530	51,270,463 (a)

Financials — 9.5%
Banks — 9.5%
Al Rajhi Bank	2,145,424	39,334,063 (a)
Kotak Mahindra Bank Ltd.	6,806,347	27,642,462 (a)
Shinhan Financial Group Co. Ltd.	1,226,234	83,272,001 (a)

Total Financials		150,248,526
Health Care — 4.5%
Health Care Providers & Services — 4.5%
Apollo Hospitals Enterprise Ltd.	564,834	45,593,827 (a)
Dr Sulaiman Al Habib Medical Services Group Co.	386,325	25,013,215 (a)

Total Health Care		70,607,042
Industrials — 16.8%
Electrical Equipment — 10.9%
Contemporary Amperex Technology Co. Ltd., Class A Shares	947,764	60,838,207 (a)
Harbin Electric Co. Ltd., Class H Shares	4,172,846	12,459,028 (a)
HD Hyundai Electric Co. Ltd.	52,513	45,156,920 (a)
Sieyuan Electric Co. Ltd., Class A Shares	1,922,805	55,063,855 (a)
Total Electrical Equipment		173,518,010
Ground Transportation — 2.1%
Localiza Rent a Car SA	3,496,077	32,646,432
Machinery — 3.8%
Samsung Heavy Industries Co. Ltd.	1,521,917	33,522,661 *(a)
Shenzhen Inovance Technology Co. Ltd., Class A Shares	2,709,379	27,310,174 (a)
Total Machinery		60,832,835

Total Industrials		266,997,277
See Notes to Schedule of Investments.

ClearBridge SMASh Series EM Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge SMASh Series EM Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Information Technology — 49.9%
Electronic Equipment, Instruments & Components — 8.6%
Delta Electronics Inc.		1,456,100	$102,109,692 (a)
Elite Material Co. Ltd.		225,398	33,585,347 (a)
Total Electronic Equipment, Instruments & Components			135,695,039
Semiconductors & Semiconductor Equipment — 20.6%
MediaTek Inc.		715,283	59,713,002 (a)
SK hynix Inc.		256,843	229,044,545 (a)
Taiwan Semiconductor Manufacturing Co. Ltd.		533,705	37,050,799 (a)
Total Semiconductors & Semiconductor Equipment			325,808,346
Technology Hardware, Storage & Peripherals — 20.7%
Quanta Computer Inc.		2,944,444	29,358,680 (a)
Samsung Electronics Co. Ltd.		734,908	110,668,098 (a)
Samsung Electronics Co. Ltd., Registered Shares, GDR		49,947	188,711,642 (a)
Total Technology Hardware, Storage & Peripherals			328,738,420

Total Information Technology			790,241,805
Materials — 4.6%
Construction Materials — 1.8%
UltraTech Cement Ltd.		228,644	28,054,311 (a)
Metals & Mining — 2.8%
Antofagasta PLC		911,924	44,226,248 (a)

Total Materials			72,280,559
Total Common Stocks (Cost — $777,647,218)			1,579,286,428
	Rate
Preferred Stocks — 0.1%
Industrials — 0.1%
Ground Transportation — 0.1%
Localiza Rent a Car SA (Cost — $1,328,357)	0.976%	168,180	1,499,145 (b)
Total Investments before Short-Term Investments (Cost — $778,975,575)			1,580,785,573

Short-Term Investments — 1.0%
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares (Cost — $16,466,239)	3.526%	16,466,239	16,466,239 (c)(d)
Total Investments — 100.8% (Cost — $795,441,814)			1,597,251,812
Liabilities in Excess of Other Assets — (0.8)%			(12,631,864)
Total Net Assets — 100.0%			$1,584,619,948

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	The rate shown represents the yield as of April 30, 2026.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated Companies was $16,466,239 and the cost was $16,466,239 (Note 2).

Abbreviation(s) used in this schedule:
GDR	—	Global Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge SMASh Series EM Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge SMASh Series EM Fund (formerly Martin Currie SMASh Series EM Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

ClearBridge SMASh Series EM Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$18,478,430	$90,103,510	—	$108,581,940
Consumer Staples	32,435,954	17,243,530	—	49,679,484
Industrials	32,646,432	234,350,845	—	266,997,277
Other Common Stocks	—	1,154,027,727	—	1,154,027,727
Preferred Stocks	1,499,145	—	—	1,499,145
Total Long-Term Investments	85,059,961	1,495,725,612	—	1,580,785,573
Short-Term Investments†	16,466,239	—	—	16,466,239
Total Investments	$101,526,200	$1,495,725,612	—	$1,597,251,812

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended April 30, 2026. The following transactions were effected in such company for the period ended April 30, 2026.

	Affiliate Value at July 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares	$12,698,669	$376,811,333	376,811,333	$373,043,763	373,043,763

ClearBridge SMASh Series EM Fund 2026 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares	—	$364,957	—	$16,466,239

ClearBridge SMASh Series EM Fund 2026 Quarterly Report